American Century Investments®
Quarterly Portfolio Holdings
Avantis® Core Municipal Fixed Income ETF (AVMU)
May 31, 2025

Avantis Core Municipal Fixed Income ETF - Schedule of Investments
MAY 31, 2025 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
MUNICIPAL SECURITIES — 98.4%
Alabama — 1.1%
Alabama Public School & College Authority Rev., 5.00%, 11/1/37	200,000	212,097
Alabama Public School & College Authority Rev., 4.00%, 11/1/38	150,000	145,825
Alabama Public School & College Authority Rev., 5.00%, 11/1/39	250,000	262,230
Alabama Public School & College Authority Rev., 4.00%, 11/1/40	700,000	669,922
Water Works Board of the City of Birmingham Rev., 4.00%, 1/1/41	300,000	286,835
		1,576,909
Arizona — 0.3%
Phoenix GO, 5.00%, 7/1/25	85,000	85,128
Pima County Sewer System Rev., 5.00%, 7/1/25(1)	5,000	5,007
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/31	60,000	62,842
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/35	70,000	72,422
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/38	40,000	40,573
Salt River Project Agricultural Improvement & Power District Rev., 4.00%, 1/1/39	200,000	195,579
Salt River Project Agricultural Improvement & Power District Rev., 5.00%, 1/1/39	65,000	66,371
		527,922
California — 9.4%
California Educational Facilities Authority Rev., (Chapman University), 4.00%, 4/1/47 (GA: Brandman University)	445,000	400,646
California Educational Facilities Authority Rev., (Loma Linda University), 5.00%, 4/1/42	500,000	498,135
California Infrastructure & Economic Development Bank Rev., (University of California), 5.00%, 5/15/42	160,000	163,283
California State Public Works Board Rev., (State of California), 5.00%, 5/1/28	170,000	170,215
California State University Rev., 5.00%, 11/1/36	200,000	202,491
Coast Community College District GO, 5.00%, 8/15/25, Prerefunded at 100% of Par(1)	75,000	75,322
Coast Community College District GO, Capital Appreciation, 0.00%, 8/1/27 (AGM)(2)	50,000	46,887
East Bay Municipal Utility District Water System Rev., 5.00%, 6/1/30	135,000	135,101
Eastern Municipal Water District Financing Authority Rev., (Eastern Municipal Water District), 4.00%, 7/1/38	60,000	58,975
Fresno Unified School District GO, 4.00%, 8/1/41	300,000	279,309
Los Angeles County Metropolitan Transportation Authority Sales Tax Rev., 5.00%, 7/1/38	105,000	107,321
Los Angeles County Public Works Financing Authority Rev., (County of Los Angeles CA), 4.00%, 12/1/40	210,000	196,265
Los Angeles County Sanitation Districts Financing Authority Rev., (Los Angeles County Sanitation District No. 20), 4.00%, 10/1/42	300,000	275,675
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	200,000	208,759
Los Angeles Department of Airports Rev., 4.00%, 5/15/40	75,000	72,889
Los Angeles Department of Airports Rev., 5.00%, 5/15/40	65,000	67,555
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/40	215,000	215,020
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/46	385,000	387,779
Los Angeles Department of Water & Power System Rev., (Los Angeles Department of Water & Power Power System), 5.00%, 7/1/40	75,000	76,594
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/40	125,000	128,778
Los Angeles Unified School District GO, 3.00%, 7/1/35	45,000	41,463
Los Angeles Unified School District GO, 4.00%, 7/1/40	70,000	68,093
Los Angeles Unified School District GO, 5.00%, 7/1/40	225,000	225,341
Los Angeles Unified School District GO, 3.00%, 7/1/45	150,000	113,382
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 5.00%, 11/1/31	180,000	184,152
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/33	225,000	222,526
Municipal Improvement Corp. of Los Angeles Rev., (City of Los Angeles CA), 4.00%, 11/1/35	100,000	98,235
Peralta Community College District GO, 4.00%, 8/1/25, Prerefunded at 100% of Par(1)	85,000	85,157
Riverside County Transportation Commission Rev., 4.00%, 6/1/40	150,000	140,385
Riverside Unified School District GO, 4.00%, 8/1/42	675,000	626,871

Sacramento Municipal Utility District Rev., 5.00%, 8/15/39	50,000	52,083
San Dieguito Union High School District GO, 4.00%, 2/1/40	2,150,000	2,153,609
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/34	125,000	125,004
San Francisco Bay Area Rapid Transit District GO, 4.00%, 8/1/42	250,000	233,856
Santa County Clara GO, 3.50%, 8/1/38	175,000	155,896
Silicon Valley Clean Water Rev., 0.50%, 3/1/26	1,000,000	979,718
State of California GO, 5.00%, 8/1/27	200,000	200,635
State of California GO, 5.00%, 9/1/28	400,000	401,863
State of California GO, 5.00%, 8/1/29	110,000	112,437
State of California GO, 3.00%, 9/1/29	260,000	257,246
State of California GO, 4.00%, 3/1/30, Prerefunded at 100% of Par(1)	5,000	5,247
State of California GO, 5.00%, 9/1/31	50,000	51,109
State of California GO, 4.00%, 9/1/32	110,000	110,013
State of California GO, 4.00%, 9/1/33	60,000	59,829
State of California GO, 4.00%, 9/1/33	300,000	299,147
State of California GO, 4.00%, 9/1/33	455,000	453,706
State of California GO, 5.00%, 8/1/34	435,000	436,129
State of California GO, 4.00%, 10/1/34	40,000	40,148
State of California GO, 3.00%, 10/1/35	300,000	280,246
State of California GO, 4.00%, 10/1/35	200,000	202,991
State of California GO, 4.00%, 3/1/36	140,000	141,156
State of California GO, 4.00%, 10/1/36	50,000	49,803
State of California GO, 4.00%, 8/1/37	100,000	98,422
State of California GO, 4.00%, 10/1/39	200,000	194,516
Sweetwater Union High School District GO, 4.00%, 8/1/42	505,000	473,052
University of California Rev., 5.00%, 5/15/36	65,000	66,589
University of California Rev., 4.00%, 5/15/40	310,000	301,945
Vernon Electric System Rev., 5.00%, 4/1/28	275,000	286,425
		13,795,424
Colorado — 1.2%
E-470 Public Highway Authority Rev., Capital Appreciation, 0.00%, 9/1/30 (NPFG)(2)	80,000	66,554
Regional Transportation District COP, 4.00%, 6/1/40	140,000	140,000
State of Colorado COP, 5.00%, 12/15/32	50,000	54,283
State of Colorado COP, 4.00%, 12/15/35	50,000	50,110
State of Colorado COP, 4.00%, 12/15/37	40,000	38,985
State of Colorado COP, 4.00%, 12/15/40	1,500,000	1,393,758
University of Colorado Rev., 4.00%, 6/1/43	80,000	73,387
		1,817,077
Connecticut — 2.3%
Connecticut State Health & Educational Facilities Authority Rev., (Quinnipiac University), 4.125%, 7/1/41	275,000	259,381
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 5.00%, 7/1/42	400,000	401,855
Connecticut State Health & Educational Facilities Authority Rev., (Sacred Heart University, Inc.), 4.00%, 7/1/45	350,000	303,488
State of Connecticut GO, 5.00%, 10/15/34	50,000	50,899
State of Connecticut GO, 4.00%, 1/15/37	75,000	75,433
State of Connecticut GO, 4.00%, 1/15/38	170,000	169,396
State of Connecticut GO, 4.00%, 4/15/38	225,000	220,461
State of Connecticut, Special Tax Rev., 5.00%, 9/1/28	55,000	56,376
State of Connecticut, Special Tax Rev., 5.00%, 5/1/32	90,000	99,047
State of Connecticut, Special Tax Rev., 5.00%, 10/1/33	60,000	62,955
State of Connecticut, Special Tax Rev., 4.00%, 5/1/36	665,000	668,113
State of Connecticut, Special Tax Rev., 5.00%, 5/1/37	75,000	78,931
State of Connecticut, Special Tax Rev., 4.00%, 11/1/39	70,000	67,925
State of Connecticut, Special Tax Rev., 3.125%, 5/1/40	75,000	61,531
State of Connecticut, Special Tax Rev., 4.00%, 5/1/40	500,000	477,304
State of Connecticut, Special Tax Rev., 5.00%, 5/1/41	210,000	218,117

University of Connecticut Rev., 4.00%, 4/15/38	95,000	94,097
		3,365,309
District of Columbia — 3.2%
District of Columbia GO, 5.00%, 6/1/35	265,000	270,727
District of Columbia GO, 5.00%, 6/1/36	100,000	101,950
District of Columbia GO, 4.00%, 6/1/37	100,000	97,478
District of Columbia GO, 5.00%, 6/1/37	100,000	101,669
District of Columbia Rev., (Georgetown University), 5.00%, 4/1/34	450,000	457,898
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/37	360,000	355,439
District of Columbia Rev., (Income Tax Revenue), 5.00%, 3/1/38	100,000	104,102
District of Columbia Rev., (Income Tax Revenue), 4.00%, 3/1/40	1,315,000	1,235,068
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/36	200,000	203,006
Washington Metropolitan Area Transit Authority Rev., 3.00%, 7/15/36	125,000	110,889
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/15/37	85,000	89,410
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/38	480,000	469,172
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/39	165,000	156,850
Washington Metropolitan Area Transit Authority Rev., 4.00%, 7/15/40	390,000	373,432
Washington Metropolitan Area Transit Authority Rev., 5.00%, 7/1/42	585,000	587,043
		4,714,133
Florida — 7.7%
Broward County Airport System Rev., 4.00%, 10/1/42	700,000	647,605
Broward County Water & Sewer Utility Rev., 4.00%, 10/1/42	480,000	455,170
Cape Coral Water & Sewer Rev., 5.00%, 10/1/39	105,000	106,684
Central Florida Expressway Authority Rev., 4.00%, 7/1/31	100,000	100,539
Central Florida Expressway Authority Rev., 3.25%, 7/1/36	60,000	54,796
Central Florida Expressway Authority Rev., 4.00%, 7/1/37	150,000	149,507
Central Florida Expressway Authority Rev., 4.00%, 7/1/38	65,000	63,750
Central Florida Expressway Authority Rev., 4.00%, 7/1/39	250,000	239,430
Central Florida Expressway Authority Rev., 4.00%, 7/1/41	135,000	126,106
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project), 5.00%, 10/1/28	160,000	163,419
Florida Municipal Power Agency Rev., (Florida Municipal Power Agency All-Requirements Power Supply Project), 5.00%, 10/1/30	310,000	316,340
Fort Lauderdale Water & Sewer Rev., 4.00%, 9/1/43	275,000	255,776
Gainesville Utilities System Rev., 5.00%, 10/1/37	55,000	56,421
Hillsborough County School Board COP, 5.00%, 7/1/26	105,000	105,141
JEA Water & Sewer System Rev., 4.00%, 10/1/39	300,000	293,246
Miami Beach Rev., 5.00%, 9/1/40	2,820,000	2,825,942
Miami-Dade County GO, 4.00%, 7/1/33	50,000	50,004
Miami-Dade County GO, 5.00%, 7/1/38	100,000	101,317
Miami-Dade County GO, 4.00%, 7/1/42	500,000	466,109
Miami-Dade County Aviation Rev., 5.00%, 10/1/28	135,000	137,443
Miami-Dade County Educational Facilities Authority Rev., (University of Miami), 4.00%, 4/1/45	485,000	433,096
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/25	200,000	200,196
Miami-Dade County Expressway Authority Rev., 5.00%, 7/1/39	250,000	250,037
Miami-Dade County Transit System Rev., 4.00%, 7/1/38	295,000	279,409
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/35	920,000	921,650
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/36	500,000	496,529
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/38	140,000	135,450
Miami-Dade County Water & Sewer System Rev., 4.00%, 10/1/46	650,000	583,474
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/34	115,000	114,152
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	50,000	49,311
Orange County Convention Center/Orlando Rev., 4.00%, 10/1/36	150,000	147,932
Palm Beach County School District COP, 5.00%, 8/1/31	110,000	110,329
Port State Lucie Utility System Rev., 4.00%, 9/1/36	130,000	129,719

School Board of Miami-Dade County COP, 5.00%, 2/1/27	80,000	80,922
School Board of Miami-Dade County COP, 5.00%, 2/1/29	60,000	60,611
Tampa-Hillsborough County Expressway Authority Rev., 4.00%, 7/1/42	650,000	589,745
		11,297,307
Georgia — 2.2%
Atlanta Water & Wastewater Rev., 5.00%, 11/1/40	1,150,000	1,153,514
DeKalb County Water & Sewerage Rev., 5.25%, 10/1/32 (AGM)	75,000	76,586
Fulton County Water & Sewerage Rev., 3.00%, 1/1/40	150,000	123,380
Gwinnett County School District GO, 4.00%, 2/1/37	200,000	200,072
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/37	45,000	41,009
Metropolitan Atlanta Rapid Transit Authority Rev., 3.25%, 7/1/39	260,000	227,272
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/38	250,000	242,586
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 10/1/38	110,000	108,066
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/39	50,000	47,637
Private Colleges & Universities Authority Rev., (Emory University), 4.00%, 9/1/41	235,000	218,120
State of Georgia GO, 4.00%, 7/1/36	855,000	857,826
		3,296,068
Hawaii — 0.3%
City & County Honolulu Wastewater System Rev., 3.00%, 7/1/41	90,000	70,777
City & County Honolulu Wastewater System Rev., 4.00%, 7/1/42	160,000	148,298
State of Hawaii GO, 5.00%, 10/1/30	60,000	62,464
State of Hawaii GO, 5.00%, 1/1/36	35,000	36,114
State of Hawaii GO, 5.00%, 1/1/38	75,000	76,890
State of Hawaii Airports System Rev., 5.00%, 7/1/33	35,000	37,720
		432,263
Idaho — 0.1%
Idaho Housing & Finance Association Rev., 4.00%, 7/15/38	160,000	154,804
Idaho Housing & Finance Association Rev., 4.00%, 7/15/39	25,000	23,664
		178,468
Illinois — 6.6%
Chicago GO, 5.00%, 1/1/34	65,000	67,366
Chicago GO, 5.00%, 1/1/34	200,000	207,002
Chicago GO, 4.00%, 1/1/36	145,000	136,000
Chicago O'Hare International Airport Rev., 5.00%, 1/1/35	90,000	91,595
Chicago O'Hare International Airport Rev., 5.00%, 1/1/36	115,000	115,532
Chicago O'Hare International Airport Rev., 4.00%, 1/1/37	100,000	98,247
Chicago O'Hare International Airport Rev., 5.00%, 1/1/37	160,000	161,707
Chicago O'Hare International Airport Rev., 5.00%, 1/1/41	300,000	300,393
City of Chicago GO, 5.00%, 1/1/33	375,000	389,898
Cook County GO, 5.00%, 11/15/25	55,000	55,434
Cook County Sales Tax Rev., 4.00%, 11/15/39	1,000,000	927,949
Cook County Sales Tax Rev., 4.00%, 11/15/40	865,000	797,146
Cook County Sales Tax Rev., 4.00%, 11/15/41	100,000	90,883
Illinois Finance Authority Rev., (DePaul University), 4.00%, 10/1/40	135,000	127,505
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/37	225,000	221,739
Illinois Finance Authority Rev., (State of Illinois Water Revolving Fund - Clean Water Program), 4.00%, 7/1/38	90,000	87,226
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/26	150,000	150,313
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/27	250,000	250,506
Illinois Municipal Electric Agency Rev., 5.00%, 2/1/29	140,000	140,243
Illinois Municipal Electric Agency Rev., 4.00%, 2/1/33	510,000	509,571
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/38	655,000	655,006
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/40	135,000	135,289
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/41	75,000	75,216
Illinois State Toll Highway Authority Rev., 4.00%, 1/1/42	135,000	126,282
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/43	190,000	193,573

Illinois State Toll Highway Authority Rev., 4.00%, 1/1/46	845,000	761,170
Illinois State Toll Highway Authority Rev., 5.00%, 1/1/46	575,000	581,629
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/42	570,000	509,318
Metropolitan Pier & Exposition Authority Rev., (State of Illinois McCormick Place Expansion Project Fund), 4.00%, 12/15/47	255,000	215,062
Metropolitan Water Reclamation District of Greater Chicago GO, 5.00%, 12/1/25	205,000	207,086
Northern Illinois Municipal Power Agency Rev., 4.00%, 12/1/41	100,000	91,180
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/27	55,000	56,451
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/37 (BAM)	150,000	155,820
Sales Tax Securitization Corp. Rev., 4.00%, 1/1/40 (BAM)	355,000	334,311
Sales Tax Securitization Corp. Rev., 5.00%, 1/1/43	220,000	221,757
State of Illinois GO, 5.00%, 7/1/25	135,000	135,170
State of Illinois GO, 5.00%, 12/1/25	115,000	116,010
State of Illinois GO, 5.00%, 3/1/27	100,000	102,864
State of Illinois GO, 5.00%, 10/1/31	100,000	106,350
		9,705,799
Indiana — 0.4%
Indiana Finance Authority Rev., (CWA Authority, Inc.), 4.00%, 10/1/36	390,000	390,850
Indiana Municipal Power Agency Rev., 5.00%, 1/1/33	50,000	50,574
Indiana Municipal Power Agency Rev., 4.00%, 1/1/42	200,000	186,543
		627,967
Kansas — 0.9%
State of Kansas Department of Transportation Rev., 5.00%, 9/1/33	1,300,000	1,305,958
Kentucky — 0.1%
Kentucky Turnpike Authority Rev., (Kentucky Transportation Cabinet), 5.00%, 7/1/25	125,000	125,175
Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/28	560,000	579,853
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/29	115,000	118,725
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/30	120,000	123,921
Louisiana Local Government Environmental Facilities & Community Development Authority Rev., (Louisiana Insurance Guaranty Association), 5.00%, 8/15/31	145,000	149,066
State of Louisiana GO, 5.00%, 8/1/27	75,000	76,633
		1,048,198
Maryland — 0.5%
State of Maryland Department of Transportation Rev., 2.125%, 10/1/31	70,000	62,507
State of Maryland Department of Transportation Rev., 4.00%, 10/1/32	690,000	697,567
		760,074
Massachusetts — 3.3%
Massachusetts GO, 5.00%, 2/1/35	50,000	51,134
Massachusetts GO, 3.00%, 7/1/35	100,000	93,080
Massachusetts GO, 5.00%, 9/1/37	50,000	51,862
Massachusetts GO, 4.00%, 12/1/39	50,000	48,423
Massachusetts GO, 4.00%, 11/1/40	275,000	264,377
Massachusetts GO, 5.00%, 11/1/41	55,000	55,531
Massachusetts GO, 4.00%, 4/1/42	645,000	603,384
Massachusetts GO, 5.00%, 11/1/45	75,000	76,548
Massachusetts GO, 5.00%, 1/1/49	445,000	455,418
Massachusetts GO, 5.00%, 11/1/50	75,000	75,955
Massachusetts Bay Transportation Authority Rev., Capital Appreciation, 0.00%, 7/1/31(2)	500,000	396,258
Massachusetts Bay Transportation Authority Sales Tax Rev., 5.00%, 7/1/40	1,000,000	1,001,751
Massachusetts Development Finance Agency Rev., (Emerson College), 5.00%, 1/1/47	225,000	218,162
Massachusetts Development Finance Agency Rev., (Northeastern University), 5.00%, 10/1/41	135,000	141,091

Massachusetts Development Finance Agency Rev., (Suffolk University), 4.00%, 7/1/39	105,000	93,289
Massachusetts School Building Authority Rev., 5.00%, 8/15/37	60,000	59,997
Massachusetts Transportation Fund Rev., 5.00%, 6/1/25	150,000	150,000
Massachusetts Water Resources Authority Rev., 4.00%, 8/1/40	1,000,000	962,874
		4,799,134
Michigan — 4.2%
Michigan Finance Authority Rev., (Detroit Public Lighting Authority Utility Users Tax), 5.00%, 7/1/39	165,000	165,083
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 4/15/30	30,000	30,172
Michigan State Building Authority Rev., (State of Michigan), 5.00%, 4/15/32	450,000	452,243
Michigan State University Rev., 4.00%, 2/15/44	1,280,000	1,160,815
State of Michigan Trunk Line Rev., 4.00%, 11/15/36	910,000	903,624
State of Michigan Trunk Line Rev., 4.00%, 11/15/37	75,000	73,408
State of Michigan Trunk Line Rev., 4.00%, 11/15/39	500,000	477,176
State of Michigan Trunk Line Rev., 4.00%, 11/15/40	100,000	95,114
State of Michigan Trunk Line Rev., 4.00%, 11/15/41	945,000	884,564
State of Michigan Trunk Line Rev., 4.00%, 11/15/46	475,000	421,128
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/40	200,000	200,071
Wayne County Airport Authority Rev., (Detroit Metropolitan Wayne County Airport), 5.00%, 12/1/46	525,000	533,437
Wayne State University Rev., 4.00%, 11/15/48	900,000	780,828
		6,177,663
Minnesota — 0.1%
Minneapolis-St. Paul Metropolitan Airports Commission Rev., 5.00%, 1/1/31	100,000	102,557
State of Minnesota GO, 4.00%, 9/1/39	15,000	14,957
		117,514
Mississippi — 0.8%
State of Mississippi GO, 5.00%, 10/1/29	1,180,000	1,231,239
Nebraska — 0.7%
Omaha Public Power District Rev., 4.00%, 2/1/42	295,000	272,609
Omaha Public Power District Rev., 4.00%, 2/1/49	900,000	787,095
		1,059,704
Nevada — 0.9%
Clark County GO, 5.00%, 6/1/43	180,000	181,925
Clark County Passenger Facility Charge Rev., 5.00%, 7/1/33	55,000	58,272
Clark County School District GO, 5.00%, 6/15/25	115,000	115,071
Clark County School District GO, 5.00%, 6/15/27	265,000	267,343
Las Vegas Convention & Visitors Authority Rev., (County of Clark NV & City of Las Vegas NV Combined Room Tax), 5.00%, 7/1/43	500,000	501,545
State of Nevada Highway Improvement Rev., 5.00%, 12/1/27	50,000	50,799
State of Nevada Highway Improvement Rev., 5.00%, 12/1/31	105,000	108,301
		1,283,256
New Jersey — 2.6%
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/46	100,000	91,495
Hudson County Improvement Authority Rev., (County of Hudson NJ), 4.00%, 10/1/51	150,000	131,058
New Jersey Economic Development Authority Rev., (New Jersey Transit Corp.), 5.00%, 11/1/26	50,000	51,384
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 5.00%, 6/15/25	250,000	250,154
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.25%, 6/15/26	95,000	95,029
New Jersey Economic Development Authority Rev., (State of New Jersey Department of the Treasury), 4.375%, 6/15/27	25,000	25,010
New Jersey Economic Development Authority Rev., (State of New Jersey), 5.00%, 6/15/42	645,000	643,333
New Jersey Economic Development Authority Rev., (State of New Jersey), 4.00%, 6/15/46	950,000	827,313
New Jersey Educational Facilities Authority Rev., (State of New Jersey), 5.00%, 9/1/36	55,000	55,608
New Jersey Transportation Trust Fund Authority Rev., 5.00%, 6/15/31	140,000	141,863
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 5.00%, 12/15/27	35,000	36,673
New Jersey Transportation Trust Fund Authority Rev., (State of New Jersey), 4.25%, 6/15/40	850,000	810,265
New Jersey Turnpike Authority Rev., 4.00%, 1/1/35	95,000	95,072
New Jersey Turnpike Authority Rev., 4.00%, 1/1/43	200,000	181,940

South Jersey Transportation Authority Rev., 4.625%, 11/1/47	250,000	237,743
State of New Jersey GO, 4.00%, 6/1/30	100,000	104,535
		3,778,475
New Mexico — 0.0%
State of New Mexico Severance Tax Permanent Fund Rev., 5.00%, 7/1/31	45,000	49,780
New York — 17.7%
Dutchess County Local Development Corp. Rev., (Vassar College), 5.00%, 7/1/42	20,000	20,046
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 9/15/25, Prerefunded at 100% of Par(1)	65,000	65,385
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/31	50,000	50,672
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/34	150,000	151,606
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/36	50,000	51,741
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	65,000	64,082
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	85,000	83,379
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/38	200,000	209,073
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/39	60,000	61,353
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/41	100,000	92,775
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 5.00%, 3/15/41	400,000	410,167
Empire State Development Corp. Rev., (State of New York Personal Income Tax), 4.00%, 3/15/47	170,000	149,639
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/36	140,000	151,590
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/38	140,000	145,528
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/39	1,390,000	1,346,673
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/39	70,000	72,212
Empire State Development Corp. Rev., (State of New York Sales Tax), 5.00%, 3/15/41	110,000	112,014
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	75,000	68,061
Empire State Development Corp. Rev., (State of New York Sales Tax), 4.00%, 3/15/43	900,000	820,055
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/35	100,000	102,179
Hudson Yards Infrastructure Corp. Rev., 5.00%, 2/15/37	160,000	162,844
Hudson Yards Infrastructure Corp. Rev., 4.00%, 2/15/44	610,000	549,685
Long Island Power Authority Rev., 5.00%, 9/1/33	55,000	57,642
Long Island Power Authority Rev., 5.00%, 9/1/38	100,000	103,002
Long Island Power Authority Rev., 5.00%, 9/1/41	165,000	165,844
Long Island Power Authority Rev., 5.00%, 9/1/42	195,000	196,011
Metropolitan Transportation Authority Rev., 5.00%, 11/15/25	110,000	110,824
Metropolitan Transportation Authority Rev., 5.00%, 11/15/33	200,000	205,684
Metropolitan Transportation Authority Rev., 5.00%, 11/15/35	365,000	370,016
Metropolitan Transportation Authority Rev., 4.00%, 11/15/41 (AGM)	220,000	200,705
Metropolitan Transportation Authority Rev., 5.00%, 11/15/41	100,000	98,875
Metropolitan Transportation Authority Rev., 4.00%, 11/15/42	100,000	88,510
Metropolitan Transportation Authority Dedicated Tax Fund Rev., 5.00%, 11/15/47	600,000	603,745
Metropolitan Transportation Authority Dedicated Tax Fund Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/35	510,000	521,643
Metropolitan Transportation Authority Dedicated Tax Fund Rev., (Metropolitan Transportation Authority Dedicated Tax Fund), 5.00%, 11/15/42	810,000	817,585
New York City GO, 5.25%, 10/1/30	50,000	52,223
New York City GO, 4.00%, 8/1/35	250,000	246,836
New York City GO, 5.00%, 8/1/37	105,000	106,168
New York City GO, 4.00%, 8/1/39	360,000	339,200
New York City GO, 4.00%, 8/1/40	650,000	612,920
New York City GO, 4.00%, 8/1/41	400,000	371,892
New York City GO, 5.00%, 12/1/41	80,000	80,702
New York City GO, 5.00%, 9/1/42	185,000	192,015
New York City GO, 4.00%, 3/1/44	465,000	417,776
New York City Industrial Development Agency Rev., (Yankee Stadium LLC), 4.00%, 3/1/45 (AGM)	100,000	90,023
New York City Transitional Finance Authority Building Aid Rev., (State of New York), 4.00%, 7/15/36 (ST AID WITHHLDG)	330,000	324,744

New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/36	155,000	153,634
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/37	130,000	127,463
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 11/1/38	615,000	591,954
New York City Transitional Finance Authority Future Tax Secured Rev., 4.00%, 8/1/41	75,000	69,854
New York Convention Center Development Corp. Rev., (New York City Hotel Unit Fee), 5.00%, 11/15/40	75,000	75,034
New York State Dormitory Authority Rev., (Fordham University), 5.00%, 7/1/41	1,285,000	1,288,973
New York State Dormitory Authority Rev., (Icahn School of Medicine at Mount Sinai), 5.00%, 7/1/40	115,000	114,920
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/43	425,000	388,303
New York State Dormitory Authority Rev., (New School), 4.00%, 7/1/47	1,075,000	909,377
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/34	75,000	75,059
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/36	50,000	49,491
New York State Dormitory Authority Rev., (New York University), 5.00%, 7/1/36	100,000	101,274
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/40	285,000	275,748
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/41	1,420,000	1,311,611
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/43	400,000	361,197
New York State Dormitory Authority Rev., (New York University), 4.00%, 7/1/45	500,000	449,767
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/30	500,000	529,307
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	40,000	42,132
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/32	100,000	105,947
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/37	75,000	74,083
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	145,000	143,058
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/38	65,000	63,294
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/39	200,000	190,440
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/39	145,000	137,919
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/40	560,000	569,958
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/40	100,000	93,714
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/41	125,000	128,666
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 3.00%, 3/15/41	530,000	420,185
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 2/15/42	100,000	100,566
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/42	550,000	573,287
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	160,000	144,985
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/43	250,000	227,131
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/44	200,000	179,393
New York State Dormitory Authority Rev., (State of New York Personal Income Tax), 4.00%, 2/15/47	225,000	196,940
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/33	60,000	61,073
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/34	165,000	165,533
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/36	50,000	51,383
New York State Dormitory Authority Rev., (State of New York Sales Tax), 5.00%, 3/15/40	105,000	106,688
New York State Dormitory Authority Rev., (State of New York Sales Tax), 4.00%, 3/15/43	235,000	213,223
New York State Dormitory Authority Rev., (Trustees of Columbia University in the City of New York), 5.00%, 10/1/38	70,000	71,621
New York State Thruway Authority Rev., 4.00%, 1/1/38	100,000	98,044
New York State Thruway Authority Rev., 4.00%, 1/1/39	100,000	97,268
New York State Thruway Authority Rev., 4.00%, 1/1/40	35,000	33,326
New York State Thruway Authority Rev., 4.00%, 1/1/42	700,000	650,238
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/37	100,000	99,028
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 5.00%, 3/15/40	120,000	126,006
New York State Thruway Authority Rev., (State of New York Personal Income Tax), 4.00%, 3/15/44	225,000	203,629
Port Authority of New York & New Jersey Rev., 5.00%, 7/15/34	425,000	442,445
Port Authority of New York & New Jersey Rev., 5.00%, 10/15/35	70,000	70,226
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/37	100,000	98,864
Port Authority of New York & New Jersey Rev., 5.00%, 5/1/40	45,000	45,016
Port Authority of New York & New Jersey Rev., 4.00%, 7/15/41	1,000,000	940,271
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/27	60,000	62,465
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/30	150,000	155,239
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/33	105,000	108,008

Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/34	95,000	97,524
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/37	200,000	203,359
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/38	50,000	50,622
Triborough Bridge & Tunnel Authority Rev., 5.00%, 11/15/41	100,000	100,554
Triborough Bridge & Tunnel Authority Rev., 3.00%, 11/15/47	100,000	73,058
Utility Debt Securitization Authority Rev., 5.00%, 12/15/32	85,000	85,559
Utility Debt Securitization Authority Rev., 5.00%, 12/15/36	50,000	50,218
		26,140,496
North Carolina — 0.3%
North Carolina Municipal Power Agency No. 1 Rev., 5.00%, 1/1/31	50,000	50,390
North Carolina Turnpike Authority Rev., Capital Appreciation, 0.00%, 1/1/41(2)	500,000	235,125
State of North Carolina Rev., 5.00%, 3/1/33	115,000	121,861
		407,376
Ohio — 2.0%
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/36	175,000	174,326
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/37	435,000	428,921
American Municipal Power, Inc. Rev., (American Municipal Power AMP Fremont Energy Center Rev.), 4.00%, 2/15/38	50,000	48,609
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/33	90,000	95,735
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 5.00%, 2/15/35	100,000	105,607
American Municipal Power, Inc. Rev., (American Municipal Power Prairie State Energy Campus), 4.00%, 2/15/36	325,000	323,795
Cincinnati City School District GO, 5.25%, 12/1/30 (NPFG)	30,000	33,365
Franklin Sales Tax Rev., 5.00%, 6/1/43	100,000	101,042
Hamilton County Sales Tax Rev., 4.00%, 12/1/31	200,000	201,392
Hamilton County Sales Tax Rev., 4.00%, 12/1/32	505,000	507,846
Ohio State University Rev., 4.00%, 12/1/43	700,000	645,344
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/36	75,000	79,124
Ohio Water Development Authority Water Pollution Control Loan Fund Rev., 5.00%, 12/1/39	100,000	104,284
Rickenbacker Port Authority Rev., 5.375%, 1/1/32	45,000	48,981
		2,898,371
Oklahoma — 0.5%
Cleveland County Educational Facilities Authority Rev., (Cleveland County Independent School District No. 2 Moore), 4.00%, 6/1/31	80,000	81,562
Grand River Dam Authority Rev., 5.00%, 6/1/25	250,000	250,000
Oklahoma Turnpike Authority Rev., 5.00%, 1/1/37	375,000	377,243
		708,805
Oregon — 0.0%
Deschutes Public Library District GO, 3.00%, 12/1/41	100,000	78,670
Pennsylvania — 5.8%
Commonwealth Financing Authority Rev., (Commonwealth of Pennsylvania), 5.00%, 6/1/35	210,000	210,076
Delaware River Port Authority Rev., 5.00%, 1/1/40	715,000	736,667
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/31	100,000	105,931
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/33	175,000	184,612
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/34	300,000	295,050
Montgomery County Higher Education & Health Authority Rev., (Thomas Jefferson University Obligated Group), 5.00%, 9/1/43	100,000	100,184
Northampton County General Purpose Authority Rev., (Lafayette College), 5.00%, 11/1/34	265,000	271,262
Pennsylvania COP, 5.00%, 7/1/43	100,000	100,958
Pennsylvania COP, 4.00%, 7/1/46	850,000	745,731
Pennsylvania GO, 4.00%, 9/15/32	330,000	332,242
Pennsylvania GO, 4.00%, 5/1/33	220,000	224,075
Pennsylvania GO, 4.00%, 3/15/34	50,000	50,002
Pennsylvania GO, 3.00%, 9/15/36	80,000	69,440
Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 8/15/41	1,000,000	933,382

Pennsylvania Higher Educational Facilities Authority Rev., (Trustees of the University of Pennsylvania), 4.00%, 2/15/43	210,000	192,140
Pennsylvania Turnpike Commission Rev., 4.00%, 12/1/35	105,000	105,000
Pennsylvania Turnpike Commission Rev., 5.00%, 12/1/40	1,675,000	1,678,176
Philadelphia GO, 4.00%, 8/1/35	570,000	570,011
Philadelphia Authority for Industrial Development Rev., (State Joseph's University), 4.00%, 11/1/45	795,000	671,591
Philadelphia Authority for Industrial Development Rev., (Thomas Jefferson University Obligated Group), 4.00%, 9/1/42	170,000	150,039
Philadelphia Gas Works Co. Rev., 5.00%, 8/1/50 (AGM)	100,000	102,070
Philadelphia Water & Wastewater Rev., 5.00%, 10/1/42	690,000	693,772
		8,522,411
Rhode Island — 0.8%
Rhode Island Health & Educational Building Corp. Rev., (Brown University), 4.00%, 9/1/37	1,000,000	977,306
Rhode Island Health & Educational Building Corp. Rev., (University of Rhode Island), 4.00%, 9/15/47	215,000	186,457
		1,163,763
South Carolina — 0.7%
South Carolina Public Service Authority Rev., 5.00%, 12/1/30	120,000	120,963
South Carolina Public Service Authority Rev., 5.00%, 12/1/34	445,000	446,875
South Carolina Public Service Authority Rev., 5.00%, 12/1/37	100,000	100,047
South Carolina Public Service Authority Rev., 3.00%, 12/1/41	50,000	37,174
South Carolina Public Service Authority Rev., 4.00%, 12/1/42	60,000	54,810
South Carolina Public Service Authority Rev., 5.00%, 12/1/46	235,000	234,386
		994,255
Texas — 15.0%
Austin Community College District GO, 4.00%, 8/1/45	425,000	372,685
Bexar County GO, 4.00%, 6/15/41	75,000	70,889
Bexar County GO, 5.00%, 6/15/42	400,000	404,109
Board of Regents of the University of Texas System Rev., 5.00%, 8/15/38	445,000	462,667
Central Texas Turnpike System Rev., 5.00%, 8/15/39	90,000	93,455
Clifton Higher Education Finance Corp. Rev., (IDEA Public Schools), 4.00%, 8/15/47 (PSF-GTD)	850,000	751,164
Dallas Area Rapid Transit Rev., 5.00%, 12/1/33	240,000	256,213
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	50,000	53,909
Dallas Fort Worth International Airport Rev., 5.00%, 11/1/33	65,000	70,082
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/41	330,000	315,732
Dallas Fort Worth International Airport Rev., 4.00%, 11/1/45	535,000	489,151
Dallas Waterworks & Sewer System Rev., 5.00%, 10/1/27	80,000	80,406
Dallas Waterworks & Sewer System Rev., 4.00%, 10/1/41	100,000	92,493
El Paso GO, 4.00%, 8/15/26, Prerefunded at 100% of Par(1)	10,000	10,121
El Paso GO, 4.00%, 8/15/41	50,000	45,385
El Paso GO, 4.00%, 8/15/42	590,000	539,056
El Paso GO, 4.00%, 8/15/47	675,000	591,292
El Paso GO, 4.00%, 8/15/47	735,000	644,876
Grand Parkway Transportation Corp. Rev., 4.00%, 10/1/45	1,730,000	1,536,381
Harris Toll Road Rev., 4.00%, 8/15/48	410,000	362,099
Hidalgo County GO, 4.00%, 8/15/43	500,000	459,157
Lower Colorado River Authority Rev., (LCRA Transmission Services Corp.), 5.00%, 5/15/44	1,000,000	1,002,798
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/30	65,000	65,648
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/37	50,000	50,217
North Texas Tollway Authority Rev., (North Texas Tollway System), 5.00%, 1/1/43	400,000	403,836
North Texas Tollway Authority Rev., (North Texas Tollway System), 4.00%, 1/1/44	500,000	452,464
North Texas Tollway Authority Rev., (North Texas Tollway System), Capital Appreciation, 0.00%, 1/1/30 (AGC)(2)	100,000	85,154
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/29	130,000	132,879
San Antonio Electric & Gas Systems Rev., 5.00%, 2/1/30	230,000	234,741
San Antonio Electric & Gas Systems Rev., 4.00%, 2/1/34	1,075,000	1,076,257
San Antonio Public Facilities Corp. Rev., (City of San Antonio TX), 4.00%, 9/15/42	3,845,000	3,482,949
San Jacinto Community College District GO, 4.00%, 2/15/41	2,850,000	2,623,906
State of Texas GO, 5.00%, 10/1/30	55,000	57,302

State of Texas GO, 5.00%, 10/1/33	100,000	103,556
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/29	45,000	45,263
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/34	105,000	105,043
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/34	540,000	542,685
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/35	125,000	125,286
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 4/15/38	220,000	213,669
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/38	400,000	390,255
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/38	285,000	293,037
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/40	500,000	473,471
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 5.00%, 10/15/40	75,000	75,140
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/41	650,000	611,046
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.75%, 10/15/43	500,000	505,706
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.00%, 10/15/45	450,000	399,096
Texas Water Development Board Rev., (State Water Implementation Fund for Texas), 4.125%, 10/15/47	900,000	819,214
		22,071,940
Utah — 0.6%
Salt Lake City Airport Rev., 5.00%, 7/1/42	150,000	150,692
Utah Transit Authority Rev., 5.00%, 6/15/25	35,000	35,024
Utah Transit Authority Rev., 5.00%, 6/15/25, Prerefunded at 100% of Par(1)	600,000	600,411
Utah Transit Authority Rev., 5.25%, 6/15/32 (AGM)	40,000	43,965
		830,092
Vermont — 0.5%
University of Vermont & State Agricultural College Rev., 4.00%, 10/1/40	825,000	773,553
Virginia — 1.0%
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/30	75,000	78,892
Virginia College Building Authority Rev., (Commonwealth of Virginia), 5.00%, 2/1/31	70,000	72,078
Virginia College Building Authority Rev., (Commonwealth of Virginia), 3.00%, 2/1/35	80,000	72,892
Virginia Commonwealth Transportation Board Rev., (Commonwealth of Virginia), 5.00%, 5/15/33	50,000	51,792
Virginia Resources Authority Rev., 4.00%, 11/1/41	150,000	140,713
Virginia Small Business Financing Authority Rev., (Hampton University), 4.00%, 10/1/38	1,160,000	1,089,713
		1,506,080
Washington — 3.6%
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 5.00%, 11/1/36	50,000	54,265
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Auth Sales Motor Vehicle & Rental Car Tax), 4.00%, 11/1/40	150,000	146,846
Central Puget Sound Regional Transit Authority Rev., (Central Puget Sound Regional Transit Authority Sales & Rental Car Taxes), 5.00%, 11/1/25, Prerefunded at 100% of Par(1)	50,000	50,416
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/32	50,000	50,072
Energy Northwest Rev., (Bonneville Power Administration), 5.00%, 7/1/38	125,000	129,974
Energy Northwest Rev., (Bonneville Power Administration), 4.00%, 7/1/42	1,105,000	1,031,029
King County Sewer Rev., 4.00%, 7/1/31	125,000	125,845
Seattle Municipal Light & Power Rev., 4.00%, 7/1/41	640,000	602,952
Seattle Municipal Light & Power Rev., 4.00%, 7/1/43	1,000,000	918,850
Snohomish County Public Utility District No. 1 Electric System Rev., 5.00%, 12/1/40	200,000	200,371
State of Washington GO, 5.00%, 8/1/28	50,000	51,089
State of Washington GO, 5.00%, 7/1/29	250,000	252,608
State of Washington GO, 5.00%, 8/1/32	255,000	263,614
State of Washington GO, 5.00%, 8/1/34	145,000	145,434
State of Washington GO, 5.00%, 8/1/36	55,000	55,800
State of Washington GO, 5.00%, 2/1/40	40,000	41,423
State of Washington GO, 5.00%, 2/1/40	100,000	101,286
State of Washington GO, 5.00%, 8/1/40	265,000	273,085
University of Washington Rev., 4.00%, 6/1/37	10,000	10,000
University of Washington Rev., 4.00%, 12/1/41	875,000	800,328
		5,305,287

West Virginia — 0.2%
State of West Virginia GO, 5.00%, 12/1/41	70,000	71,084
State of West Virginia GO, 4.00%, 12/1/42	210,000	191,230
		262,314
Wisconsin — 0.1%
Wisconsin Health & Educational Facilities Authority Rev., (Medical College of Wisconsin, Inc.), 5.00%, 12/1/41	135,000	135,795
TOTAL MUNICIPAL SECURITIES (Cost $150,912,525)		144,870,024
SHORT-TERM INVESTMENTS — 0.4%
Money Market Funds — 0.4%
BlackRock Liquidity Funds MuniCash (Cost $560,041)	559,985	560,041
TOTAL INVESTMENT SECURITIES — 98.8% (Cost $151,472,566)		145,430,065
OTHER ASSETS AND LIABILITIES — 1.2%		1,813,556
TOTAL NET ASSETS — 100.0%		$147,243,621

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corp.
AGM	–	Assured Guaranty Municipal Corp.
BAM	–	Build America Mutual Assurance Corp.
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
NPFG	–	National Public Finance Guarantee Corp.
PSF-GTD	–	Permanent School Fund
ST AID WITHHLDG	–	State Aid Withholding
(1)Escrowed to maturity in U.S. government securities or state and local government securities.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$144,870,024	—
Short-Term Investments	$560,041	—	—
	$560,041	$144,870,024	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.